Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail) - 12 months ended Dec. 31, 2020
Kč in Millions, $ in Millions, $ in Millions
	USD ($)	MXN ($)	CZK (Kč)
Canada, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (1,115)
Canada, Dollars | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.30755
Foreign exchange forward contract, Sales Exchange Rate	0.75821
Canada, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 131
Canada, Dollars | 2021 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (823)
Canada, Dollars | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.32628
Foreign exchange forward contract, Sales Exchange Rate	0.76478
Canada, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 12
Canada, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (339)
Canada, Dollars | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.32885
Foreign exchange forward contract, Sales Exchange Rate	0.75963
Canada, Dollars | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 2
Canada, Dollars | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	(71)
Canada, Dollars | 2024 [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (22)
Canada, Dollars | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.75896
Canada, Dollars | 2025 [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (5)
Canada, Dollars | 2025 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.77039
United States of America, Dollars
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 6,316
United States of America, Dollars | 2021 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04523
United States of America, Dollars | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		4,077
United States of America, Dollars | 2022 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04650
United States of America, Dollars | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		1,746
United States of America, Dollars | 2023 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04540
United States of America, Dollars | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)		$ 493
Euro Member Countries, Euro
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 110		Kč 6,482
Euro Member Countries, Euro | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82728
Foreign exchange forward contract, Sales Exchange Rate	1.18543
Euro Member Countries, Euro | 2021 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03773
Euro Member Countries, Euro | 2021 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 171		4,053
Euro Member Countries, Euro | 2021 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (97)
Euro Member Countries, Euro | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.81888
Foreign exchange forward contract, Sales Exchange Rate	1.19120
Euro Member Countries, Euro | 2022 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03770
Euro Member Countries, Euro | 2022 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 62		2,099
Euro Member Countries, Euro | 2022 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (35)
Euro Member Countries, Euro | 2023 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.81565
Foreign exchange forward contract, Sales Exchange Rate	1.22051
Euro Member Countries, Euro | 2023 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03714
Euro Member Countries, Euro | 2023 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 32		Kč 330
Euro Member Countries, Euro | 2023 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (27)
Euro Member Countries, Euro | 2024 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82558
Foreign exchange forward contract, Sales Exchange Rate	1.25793
Euro Member Countries, Euro | 2024 [Member] | Long [Member]
Derivative [Line Items]
Derivative, Notional Amount (Buy Contracts)	$ 10
Euro Member Countries, Euro | 2024 [Member] | Short [Member]
Derivative [Line Items]
Derivative, Notional Amount (Sell Contracts)	$ (6)